The Merger Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 94.46%
COMMON STOCKS - 44.53%
AUTO PARTS & EQUIPMENT - 1.00%
Delphi Technologies plc (a)(b)	2,007,530		$33,545,826
BIOTECHNOLOGY - 2.99%
Immunomedics, Inc. (a)(j)	625,828		53,214,155
Momenta Pharmaceuticals, Inc. (a)(j)	788,000		41,354,240
Pfenex, Inc. (a)	468,741		5,976,448
			100,544,843
BROADCASTING - 0.07%
Fox Corporation Class A (j)(k)	84,166		2,342,340
CASINOS & GAMING - 0.00%
Caesars Entertainment, Inc. (a)	21		1,177
CHEMICALS - 0.26%
DuPont de Nemours, Inc. (e)(j)	155,735		8,640,178
CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.41%
Navistar International Corporation (a)(j)	314,200		13,680,268
ELECTRICAL COMPONENTS & EQUIPMENT - 0.43%
Vivint Solar, Inc. (a)(k)	344,571		14,592,582
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.52%
Fitbit, Inc. Class A (a)(e)(k)	2,509,572		17,466,621
ENVIRONMENTAL & FACILITIES SERVICES - 1.64%
Advanced Disposal Services, Inc. (a)(k)	1,826,362		55,210,923
HEALTH CARE EQUIPMENT - 8.36%
Varian Medical Systems, Inc. (a)(j)	629,221		108,226,012
Wright Medical Group N.V. (a)(b)(e)	5,675,686		173,335,450
			281,561,462
HEALTH CARE TECHNOLOGY - 1.49%
Livongo Health, Inc. (a)(k)	358,823		50,253,161
INSURANCE BROKERS - 5.94%
Willis Towers Watson plc (b)(e)	957,462		199,937,215
INTEGRATED TELECOMMUNICATION SERVICES - 0.21%
Cincinnati Bell, Inc. (a)	470,972		7,064,580
INTERACTIVE MEDIA & SERVICES - 1.01%
58.com, Inc. - ADR (a)(f)	1,188,994		33,291,832
Bitauto Holdings Ltd. - ADR (a)(k)	42,700		672,525
			33,964,357
INTERNET & DIRECT MARKETING RETAIL - 2.53%
Grubhub, Inc. (a)(f)	1,167,626		85,178,317
INVESTMENT BANKING & BROKERAGE - 8.11%
E*TRADE Financial Corporation	3,134,546		156,884,027
TD Ameritrade Holdings Corporation	2,963,440		116,018,676
			272,902,703
IT CONSULTING & OTHER SERVICES - 0.10%
Grid Dynamics Holdings, Inc. (a)	439,436		3,396,840
IT SERVICES - 0.19%
Virtusa Corporation (a)(j)	132,760		6,526,482
LIFE & HEALTH INSURANCE - 0.03%
Genworth Financial, Inc. Class A (a)	306,379		1,026,370
OIL & GAS EXPLORATION & PRODUCTION - 0.08%
Noble Energy, Inc.	309,777		2,648,593
PACKAGED FOOD - 0.17%
Whole Earth Brands, Inc. (a)(k)	675,184		5,631,034
REITs - 1.95%
Broadmark Realty Capital, Inc. (k)	501,551		4,945,293
Taubman Centers, Inc. (k)	1,821,627		60,641,963
			65,587,256
SEMICONDUCTORS - 2.61%
Maxim Integrated Products, Inc.	1,302,352		88,052,019
SPECIALTY STORES - 4.43%
Tiffany & Company (e)	1,288,209		149,239,013
TOTAL COMMON STOCKS (Cost $1,499,348,579)			1,498,994,160
	Shares/Units
SPECIAL PURPOSE ACQUISITION COMPANIES - 8.75% (a)
ACE Convergence Acquisition Corporation (b)	218,144		2,235,976
Apex Technology Acquisition Corporation Class A	604,500		6,407,700
Artius Acquisition, Inc. (b)	484,939		5,038,516
Ascendant Digital Acquisition Corporation (b)	397,665		4,183,436
B. Riley Principal Merger Corporation II Class A	268,026		2,682,940
Bespoke Capital Acquisition Corporation Class A - ADR (f)(k)	1,606,109		15,707,746
BowX Acquisition Corporation	496,900		5,098,194
CC Neuberger Principal Holdings I Class A (b)	23,703		246,511
CC Neuberger Principal Holdings II (b)	111,692		1,153,778
CF Finance Acquisition Corporation Class A	390,688		4,063,155
CHP Merger Corporation Class A	72,104		734,740
Churchill Capital Corporation II Class A	302,610		3,192,535
Churchill Capital Corporation III Class A	142,884		1,464,561
Churchill Capital Corporation IV	1,138,234		11,405,105
CIIG Merger Corporation Class A	315,662		3,162,933
Cohn Robbins Holdings Corporation (b)	892,852		9,008,877
D8 Holdings Corporation (b)	158,600		1,597,102
Deerfield Healthcare Technology Acquisitions Corporation	8,952		95,160
dMY Technology Group, Inc. Class A (k)	193,643		2,470,885
Dragoneer Growth Opportunities Corporation (b)	6,000		73,500
E.Merge Technology Acquisition Corporation	1,187,300		11,967,984
Equity Distribution Acquisition Corporation	52,981		545,704
Falcon Capital Acquisition Corporation	140,046		1,441,073
FinTech Acquisition Corporation III Class A	328,770		3,389,619
Fintech Acquisition Corporation IV	200,000		2,032,000
Flying Eagle Acquisition Corporation Class A (k)	583,866		7,099,811
Foley Trasimene Acquisition Corporation Class A	328,953		3,407,953
Foley Trasimene Acquisition Corporation II	250,000		2,550,000
Fortress Value Acquisition Corporation Class A (k)	147,199		1,998,962
FTAC Olympus Acquisition Corporation (b)	462,264		4,622,640
Fusion Acquisition Corporation Class A	213,484		2,098,548
Galileo Acquisition Corporation (b)	112,274		1,111,513
GigCapital3, Inc.	310,668		3,091,147
Gores Holdings IV, Inc. Class A (k)	345,107		3,558,053
GS Acquisition Holdings Corporation II Class A	95,220		1,024,567
GS Acquisition Holdings Corporation II	3		34
Haymaker Acquisition Corporation II Class A	893,499		8,934,990
Hennessy Capital Acquisition Corporation IV Class A	87,770		977,758
Highcape Capital Acquisition Corporation	181,807		1,839,887
HPX Corporation (b)	49,225		502,095
InterPrivate Acquisition Corporation	464,184		4,641,840
Jaws Acquisition Corporation Class A (b)	242,283		2,522,166
Juniper Industrial Holdings, Inc. Class A	817,774		8,553,916
Kensington Capital Acquisition Corporation Class A (k)	238,467		3,994,322
LGL Systems Acquisition Corporation Class A	506,660		5,076,733
Lionheart Acquisition Corporation II	99,008		986,120
Longview Acquisition Corporation Class A	1,560,156		15,320,732
Mercer Park Brand Acquisition Company Class A (b)(f)	2,000,000		19,660,000
Merida Merger Corporation I	240,205		2,374,426
Monocle Acquisition Corporation	204,085		2,089,830
New Providence Acquisition Corporation Class A	454,276		4,574,559
Oaktree Acquisition Corporation Class A (b)	177,087		2,080,772
One (b)	80,000		872,000
Orisun Acquisition Corporation (f)	113,258		1,155,232
Osprey Technology Acquisition Corporation Class A	166,839		1,700,089
Panacea Acquisition Corporation Class A (k)	46,998		526,284
Pershing Square Tontine Holdings Ltd. Class A	81,009		1,838,094
Pivotal Investment Corporation II Class A (k)	121,848		1,404,907
PropTech Acquisition Corporation Class A	33,082		368,203
QELL Acquisition Corporation (b)	224,197		2,277,842
Schultze Special Purpose Acquisition Corporation (f)	301,021		3,064,394
Social Capital Hedosophia Holdings Corporation III Class A (b)	171,633		2,138,547
Software Acquisition Group, Inc. Class A	567,174		5,649,053
Spartan Energy Acquisition Corporation Class A (k)	137,127		1,977,371
Subversive Capital Acquisition Corporation Class A (b)(f)(m)	3,038,321		29,988,228
Thunder Bridge Acquisition II Ltd. Class A (b)	516,986		5,273,257
Tortoise Acquisition Corporation II (b)	88,527		963,174
Tottenham Acquisition I Ltd. (b)	66,234		718,639
Trebia Acquisition Corporation Class A (b)	373,290		3,800,092
Trident Acquisitions Corporation (m)	654,925		7,155,056
Tuscan Holdings Corporation (e)	610,840		6,218,351
Tuscan Holdings Corporation II	331,070		3,304,079
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $279,534,968)			294,485,996
	Shares
PREFERRED STOCKS - 0.09%
WESCO International, Inc., 10.625%, Series A	102,253		2,863,084
TOTAL PREFERRED STOCKS (Cost $2,714,817)			2,863,084

CONTINGENT VALUE RIGHTS - 0.09% (a)(f)
Alder Biopharmaceuticals, Inc.	2,217,560		3,049,145
Media General, Inc. (e)	891,153		26,735
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			3,075,880

RIGHTS - 0.03% (a)
Bristol-Myers Squibb Company	453,175		1,019,644
TOTAL RIGHTS (Cost $1,595,530)			1,019,644

WARRANTS - 0.29% (a)
Akazoo S.A.
Expiration: December 2024, Exercise Price: $11.50 (b)(d)(g)	238,850		–
Apex Technology Acquisition Corporation Class A
Expiration: September 2026, Exercise Price: $11.50	302,250		586,546
B. Riley Principal Merger Corporation II Class A
Expiration: May 2026, Exercise Price: $11.50	134,013		180,918
CC Neuberger Principal Holdings I Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	7,901		14,222
CF Finance Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	293,016		287,156
CHP Merger Corporation Class A
Expiration: November 2024, Exercise Price: $11.50 (f)	36,052		42,001
Churchill Capital Corporation II Class A
Expiration: July 2024, Exercise Price: $11.50	100,870		220,240
Churchill Capital Corporation III Class A
Expiration: March 2027, Exercise Price: $11.50	35,721		71,446
CIIG Merger Corporation Class A
Expiration: December 2026, Exercise Price: $11.50	157,831		135,735
dMY Technology Group, Inc. Class A
Expiration: February 2027, Exercise Price: $11.50	133,752		401,256
FinTech Acquisition Corporation III Class A
Expiration: December 2023, Exercise Price: $11.50	164,385		253,153
Flying Eagle Acquisition Corporation Class A
Expiration: February 2027, Exercise Price: $11.50	28,982		94,481
Foley Trasimene Acquisition Corporation Class A
Expiration: July 2025, Exercise Price: $11.50	109,651		247,811
Fortress Value Acquisition Corporation Class A
Expiration: May 2027, Exercise Price: $11.50	304,798		1,002,785
Fusion Acquisition Corporation Class A
Expiration: June 2027, Exercise Price: $11.50	106,742		116,349
Galileo Acquisition Corporation
Expiration: October 2026, Exercise Price: $11.50 (b)	112,274		69,576
GigCapital3, Inc.
Expiration: July 2025, Exercise Price: $11.50	233,001		149,097
Gores Holdings IV, Inc. Class A
Expiration: January 2025, Exercise Price: $11.50	61,941		102,822
Grid Dynamics Holdings, Inc.
Expiration: September 2023, Exercise Price: $11.50	219,718		391,098
GS Acquisition Holdings Corporation II
Expiration: August 2025, Exercise Price: $11.50	23,805		51,181
Haymaker Acquisition Corporation II Class A
Expiration: October 2026, Exercise Price: $11.50	187,217		185,345
Hennessy Capital Acquisition Corporation IV Class A
Expiration: September 2025, Exercise Price: $11.50	65,828		152,063
International General Insurance Holdings Ltd.
Expiration: March 2025, Exercise Price: $11.50 (b)	311,172		185,925
InterPrivate Acquisition Corporation
Expiration: October 2024, Exercise Price: $11.50	232,092		189,178
Jaws Acquisition Corporation Class A
Expiration: July 2025, Exercise Price: $11.50 (b)	80,761		171,213
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026, Exercise Price: $11.50	408,887		707,375
Kensington Capital Acquisition Corporation Class A
Expiration: July 2027, Exercise Price: $11.50	51,100		229,950
KLDiscovery, Inc.
Expiration: December 2025, Exercise Price: $11.50	677,651		203,295
LGL Systems Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	253,330		274,863
Longview Acquisition Corporation Class A
Expiration: June 2025, Exercise Price: $11.50	566,735		549,733
Merida Merger Corporation I
Expiration: November 2026, Exercise Price: $11.50 (f)	120,103		74,464
Monocle Acquisition Corporation
Expiration: June 2024, Exercise Price: $11.50	204,085		101,838
New Providence Acquisition Corporation Class A
Expiration: September 2024, Exercise Price: $11.50	227,138		274,837
Panacea Acquisition Corporation Class A
Expiration: July 2027, Exercise Price: $11.50	15,666		36,815
Pershing Square Tontine Holdings Ltd. Class A
Expiration: July 2025, Exercise Price: $23.00	9,001		64,537
Pivotal Investment Corporation II Class A
Expiration: June 2025, Exercise Price: $11.50	40,616		150,279
PropTech Acquisition Corporation Class A
Expiration: October 2026, Exercise Price: $11.50	36,617		60,132
Social Capital Hedosophia Holdings Corporation III Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	57,211		220,834
Software Acquisition Group, Inc. Class A
Expiration: October 2026, Exercise Price: $11.50	283,587		272,244
Thunder Bridge Acquisition II Ltd. Class A
Expiration: November 2026, Exercise Price: $11.50 (b)	258,496		348,970
Trebia Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	124,430		186,645
Tuscan Holdings Corporation
Expiration: April 2026, Exercise Price: $11.50	610,840		310,001
Tuscan Holdings Corporation II
Expiration: July 2025, Exercise Price: $11.50	165,535		74,491
Whole Earth Brands, Inc.
Expiration: June 2025, Exercise Price: $11.50	337,592		327,464
TOTAL WARRANTS (Cost $7,450,196)			9,770,364

	Principal Amount
BANK LOANS - 1.99% (f)(i)
Advantage Sales & Marketing, Inc.
4.250% (3 Month U.S. LIBOR + 3.250%), 7/25/2021	$11,940,000		11,753,438
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S. LIBOR + 4.250%), 6/7/2023	10,757,371		9,036,192
McGraw-Hill Global Education Holdings LLC
5.000% (3 Month U.S. LIBOR + 4.000%), 5/4/2022	11,194,096		9,384,402
Refinitiv U.S. Holdings, Inc.
3.406% (1 Month U.S. LIBOR + 3.250%), 10/1/2025	29,912,928		29,647,451
RentPath LLC
0.000% (3 Month U.S. LIBOR + 4.750%), 12/17/2021 (l)	9,499,000		6,886,775
8.000% (1 Month U.S. LIBOR + 7.000%), 12/14/2025	443,691		414,851
TOTAL BANK LOANS (Cost $71,919,294)			67,123,109

CORPORATE BONDS - 5.65% (f)
Avaya, Inc.
6.125%, 9/15/2028 (h)	150,000		153,750
Carvana Company
5.625%, 10/1/2025 (h)	500,000		494,375
CEC Entertainment, Inc.
8.000%, 2/15/2022 (l)	9,205,000		828,450
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)(k)	2,935,000		3,030,402
8.000%, 10/15/2025 (h)	11,838,000		12,533,483
EIG Investors Corporation
10.875%, 2/1/2024 (k)	8,231,000		8,590,242
Gogo Intermediate Holdings LLC / Gogo Finance Company, Inc.
9.875%, 5/1/2024 (h)	19,353,000		20,724,644
Ingram Micro, Inc.
5.450%, 12/15/2024	16,898,000		18,063,584
Lithia Motors, Inc.
4.375%, 1/15/2031 (h)	2,522,000		2,522,000
Methanex Corporation
5.125%, 10/15/2027 (b)(k)	250,000		249,063
Michaels Stores, Inc.
4.750%, 10/1/2027 (h)	250,000		248,281
Montage Resources Corporation
8.875%, 7/15/2023 (k)	16,034,000		16,334,637
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (h)	12,171,000		12,213,599
Polaris Intermediate Corporation
8.500% Cash or 9.250% Paid-in-Kind, 12/1/2022 (h)(k)	38,319,000		39,037,481
QualityTech LP / QTS Finance Corporation
3.875%, 10/1/2028 (h)	877,000		881,718
Refinitiv U.S. Holdings, Inc.
6.250%, 5/15/2026 (h)	4,570,000		4,887,044
8.250%, 11/15/2026 (h)	25,653,000		28,154,167
Stars Group Holdings BV / Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(h)	5,345,000		5,689,084
WPX Energy, Inc.
5.875%, 6/15/2028	13,870,000		14,511,765
Yum! Brands, Inc.
3.625%, 3/15/2031 (k)	1,000,000		1,001,875
TOTAL CORPORATE BONDS (Cost $198,644,595)			190,149,644

	Contracts (100 shares per contract)	Notional Amount
PURCHASED OPTIONS - 0.17% (a)
PURCHASED CALL OPTIONS - 0.00% (a)
Maxim Integrated Products, Inc.
Expiration: February 2021, Exercise Price: $70.00	188	$1,271,068	77,644
			77,644
PURCHASED PUT OPTIONS - 0.17% (a)
DuPont de Nemours, Inc.
Expiration: October 2020, Exercise Price: $50.00	1,557	8,638,236	45,931
Fox Corporation Class A
Expiration: October 2020, Exercise Price: $19.00	841	2,340,503	2,102
iShares U.S. Medical Devices ETF
Expiration: January 2021, Exercise Price: $295.00	1,666	49,916,692	2,798,880
Navistar International Corporation
Expiration: October 2020, Exercise Price: $36.00	1,604	6,983,816	52,130
Expiration: November 2020, Exercise Price: $36.00	1,538	6,696,452	169,180
SPDR S&P 500 ETF Trust
Expiration: October 2020, Exercise Price: $330.00	1,496	50,099,544	760,716
Expiration: October 2020, Exercise Price: $340.00	1,935	64,801,215	1,868,243
			5,697,182
TOTAL PURCHASED OPTIONS (Cost $7,584,353)			5,774,826

	Shares
ESCROW NOTES - 5.82% (a)
Allegro Merger Corporation (f)	167,002		4,259
Altaba, Inc. (f)	8,654,190		195,909,226
AMR Corporation (d)(g)	1,243,406		99,472
TOTAL ESCROW NOTES (Cost $125,929,504)			196,012,957

SHORT-TERM INVESTMENTS - 27.05%
MONEY MARKET FUNDS - 27.05% (c)
Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01%	164,849,000		164,849,000
First American Government Obligations Fund, Institutional Share Class, 0.07%	164,849,000		164,849,000
Goldman Sachs Government Fund, Institutional Share Class, 0.00%	164,849,000		164,849,000
The Government & Agency Portfolio, Institutional Share Class, 0.02%	164,849,000		164,849,000
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 0.07%	164,849,000		164,849,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 0.02%	86,330,583		86,330,583
TOTAL SHORT-TERM INVESTMENTS (Cost $910,575,583)			910,575,583
TOTAL LONG INVESTMENTS (Cost $3,105,297,419) - 94.46%			3,179,845,247

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 3.51%
SHORT-TERM FUND - 3.51% (c)
Mount Vernon Liquid Asset Portfolio LLC, 0.18%	118,023,908		118,023,908
TOTAL SHORT-TERM FUND - (Cost $118,023,908)			118,023,908
TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $118,023,908) - 3.51%

TOTAL NET INVESTMENTS
(Cost $3,223,321,327) - 97.97%			3,297,869,155
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.03%			68,407,128
TOTAL NET ASSETS - 100.00%			$3,366,276,283

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2020.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (n) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (n) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2020, these securities represent 3.88% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2020.
(j)	This security is held in connection with a written option contract.
(k)	All or a portion of the shares was out on loan at September 30, 2020. Total loaned securities had a value of $116,567,610 at September 30, 2020.
(l)	Default or other conditions exist and the security is not presently accruing income.
(m)	Affiliated Issuer. Please see below note for more information.
Under section 2(a)(3) of the Act, an investment company is defined as being an affiliated person of a company if it owns five percent or more of a company’s outstanding voting stock.
Investments in affiliated companies for the Fund for the period January 1, 2020 to September 30, 2020, are shown below:

Name of issuer	Number of shares held at December 31, 2019	Gross additions	Gross reductions	Number of shares held at September 30, 2020
Subversive Capital Acquisition Corporation Class A	-	3,038,321	-	3,038,321
Trident Acquisitions Corporation	654,925	-	-	654,925

	Value at September 30, 2020	Amount of dividends for the period	Net increase in unrealized appreciation for the period	Realized capital gain (loss) for the period
Subversive Capital Acquisition Corporation Class A	$29,988,228	$-	$504,623	$-
Trident Acquisitions Corporation	7,155,056	-	568,396	-

(n)	Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the  composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate  reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2020. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2		Level 3		Total
Assets
Common Stocks*	$1,380,524,011	$118,470,149		$-		$1,498,994,160
Special Purpose Acquisition Companies	224,910,396	69,575,600		-		294,485,996
Preferred Stocks	2,863,084	-		-		2,863,084
Contingent Value Rights	-	3,075,880		-		3,075,880
Rights	1,019,644	-		-		1,019,644
Warrants	9,653,899	116,465		-	****	9,770,364
Bank Loans	-	67,123,109		-		67,123,109
Corporate Bonds	-	190,149,644		-		190,149,644
Purchased Option Contracts	5,774,826	-		-		5,774,826
Escrow Notes	-	195,913,485		99,472		196,012,957
Short-Term Investments	910,575,583	-		-		910,575,583
Investments Purchased with the Cash Proceeds from Securities Lending***	-	-		-		118,023,908
Swap Contracts**	-	8,914,413		-		8,914,413
Total	$2,535,321,443	$653,338,745		$99,472		$3,306,783,568

Liabilities
Written Option Contracts	$(4,066,447)	-	****	$-		$(4,066,447)
Forward Currency Exchange Contracts**	-	(7,799,443)		-		(7,799,443)
Swap Contracts**	-	(38,542,794)		-		(38,542,794)
Total	$(4,066,447)	$(46,342,237)		$-		$(50,408,684)

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.
***	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statement of Assets and Liabilities. See footnote (n) for additional information regarding securities lending activity.
****	Amount less than $0.50.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At September 30, 2020, the value of these securities was $99,472. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (n). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Warrants		Escrow Notes	Total Investment
Balance as of December 31, 2019	$-		$285,983	$285,983
Purchases on Investments	-		-	-
(Sales) of Investments	-		- *	- *
Realized (Gain) Loss	-		(78,693)	(78,693)
Transfers Into Level 3	-	*	-	- *
(Transfer Out) of Level 3	-		-	-
Change in Unrealized Appreciation (Depreciation)	-		(107,818)	(107,818)
Balance as of September 30, 2020	$-	*	$99,472	$99,472

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2020	$(110,155)		$(186,511)	$(296,666)

*Amount less than $0.50.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation on investments related to Level 3 securities held by the Fund at September 30, 2020 totals $(107,818).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of September 30, 2020 for Fund are as follows:

Description	Fair Value at September 30, 2020		Valuation Technique	Unobservable Input
Warrant	$-	*	Projected Final Exercise Price**	Value of Final Exercise Price

*	Amount less than $0.50.
**	Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.

The table above does not include certain Level 3 investments that are valued by brokers. At September 30, 2020, the net value of these securities for the Fund were $99,472. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (n).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

The Merger Fund
SCHEDULE OF INVESTMENTS
Open Written Options
September 30, 2020 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
Analog Devices, Inc.
Expiration: January 2021, Exercise Price: $115.00	(118)	$(1,377,532)	$(109,740)
DuPont de Nemours, Inc.
Expiration: October 2020, Exercise Price: $55.00	(1,557)	(8,638,236)	(313,735)
Fox Corporation Class A
Expiration: October 2020, Exercise Price: $23.00	(841)	(2,340,503)	(420,500)
Immunomedics, Inc.
Expiration: October 2020, Exercise Price: $90.00	(8)	(68,024)	(40)
Expiration: November 2020, Exercise Price: $90.00	(127)	(1,079,881)	(318)
Momenta Pharmaceuticals, Inc.
Expiration: December 2020, Exercise Price: $55.00	(6,840)	(35,896,320)	(17,100)
Navistar International Corporation
Expiration: October 2020, Exercise Price: $40.00	(1,604)	(6,983,816)	(701,750)
Expiration: November 2020, Exercise Price: $42.00	(1,538)	(6,696,452)	(438,330)
Principia Biopharma, Inc.
Expiration: November 2020, Exercise Price: $100.00 (a)	(1,275)	(12,750,000)	-
SPDR S&P 500 ETF Trust
Expiration: November 2020, Exercise Price: $350.00	(3,034)	(101,605,626)	(1,618,639)
Varian Medical Systems, Inc.
Expiration: November 2020, Exercise Price: $175.00	(1,261)	(21,689,200)	(107,185)
Virtusa Corporation
Expiration: October 2020, Exercise Price: $55.00	(300)	(1,474,800)	(750)
			(3,728,087)
WRITTEN PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: October 2020, Exercise Price: $310.00	(880)	(29,470,320)	(111,760)
Expiration: October 2020, Exercise Price: $320.00	(880)	(29,470,320)	(226,600)
			(338,360)
TOTAL WRITTEN OPTIONS
(Premiums received $6,555,482)			$(4,066,447)

ETF - Exchange-Traded Fund
(a) Level 2 Security. Please see footnote (n) on the Schedule of Investments for more information.

The Merger Fund
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
September 30, 2020 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2020	Currency to be Received		September 30, 2020	(Depreciation)*
11/17/2020	JPM	56,498,807	CAD	$42,436,912	42,862,813	USD	$42,862,813	$425,901
12/4/2020	JPM	58,604,993	CHF	63,751,838	64,553,508	USD	64,553,508	801,670
10/8/2020	GS	9,738,136	EUR	11,419,326	11,103,799	USD	11,103,799	(315,527)
10/8/2020	JPM	2,416,235	EUR	2,833,373	2,732,991	USD	2,732,991	(100,382)
11/18/2020	GS	27,470,033	EUR	32,240,454	30,981,527	USD	30,981,527	(1,258,927)
3/17/2021	GS	4,526,145	EUR	5,327,630	4,941,842	USD	4,941,842	(385,788)
3/17/2021	JPM	140,958,189	EUR	165,918,921	159,018,222	USD	159,018,222	(6,900,699)
3/17/2021	JPM	77,952,515	USD	77,952,515	66,686,008	EUR	78,494,698	542,183
12/10/2020	JPM	8,417,149	GBP	10,865,918	10,735,737	USD	10,735,737	(130,181)
5/12/2021	GS	848,658	GBP	1,096,470	1,091,442	USD	1,091,442	(5,028)
11/4/2020	JPM	44,380,033	HKD	5,725,601	5,716,739	USD	5,716,739	(8,862)
11/10/2020	JPM	40,459,802	HKD	5,219,752	5,217,485	USD	5,217,485	(2,267)
2/19/2021	JPM	4,261,230	HKD	549,552	549,255	USD	549,255	(297)
10/15/2020	JPM	5,441,549,558	JPY	51,604,384	51,120,730	USD	51,120,730	(483,654)
12/8/2020	JPM	1,435,910	NZD	949,870	972,285	USD	972,285	22,415
				$477,892,516			$470,093,073	$(7,799,443)

CAD	- Canadian Dollar
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound
GS	- Goldman, Sachs & Co.
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
NZD	- New Zealand Dollar
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts*
September 30, 2020 (Unaudited)
									Unrealized
			Pay/Receive on	Financing	Payment		Notional		Appreciation
Counterparty	Security	Termination Date	Financing Rate	Rate	Frequency	Shares	Amount		(Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
BAML	Bristol-Myers Squibb Company	11/21/2020	Pay	0.000%(1)	Monthly	361,933	$–	(1)	$814,349
JPM	Changshouhua Food Company Ltd.	9/16/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	1,017,000	524,930		1,218
BAML	Faurecia S.E.	2/24/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	55,915	2,320,221		99,662
BAML	Fiat Chrysler Automobiles N.V.	11/15/2020	Pay	0.444% + 1 Month U.S. LIBOR	Monthly	6,463,148	76,430,057		2,883,322
GS	G4S plc	9/21/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	404,123	981,760		62,729
GS	GrandVision N.V.	1/7/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	966,574	29,067,393		(2,044,914)
JPM	Groupe Bruxelles Lambert S.A.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	108,734	9,441,329		369,805
JPM	Haudian Fuxin Energy Corporation Ltd.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	17,752,013	5,540,851		184,666
GS	Ingenico Group	5/21/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	530,084	84,234,133		(2,024,337)
JPM	Keihin Corporation	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	647,176	15,326,172		568,821
JPM	Leyou Technologies Holdings Ltd.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	12,691,584	5,053,946		267,009
JPM	Metlifecare Ltd.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	205,130	793,209		14,000
GS	NetEnt AB	6/30/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	1,315,550	10,963,676		271,872
JPM	Nissin Kogyo Company Ltd.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	736,680	15,154,873		508,248
BAML	Northview Apartment Real Estate Investment Trust	5/4/2021	Pay	0.700% + 1 Month U.S. LIBOR	Monthly	1,558,641	39,072,843		3,081,916
JPM	Qiagen N.V.	7/23/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	67,200	3,269,539		241,388
BAML	Qiagen N.V.	7/27/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	1,461,405	71,632,165		4,648,577
BAML	Qiagen N.V.	9/4/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	325,985	15,438,650		1,595,005
JPM	SHOWA Corporation	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	911,396	19,092,563		708,671
BAML	Sunrise Communications Group	8/12/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	532,858	63,674,998		(624,394)
JPM	Unilever N.V.	8/6/2021	Pay	0.372% + 3 Month U.S. LIBOR	Quarterly	1,680,634	98,640,880		2,822,233
JPM	William Hill plc	9/25/2021	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	2,749,781	10,201,174		(337,361)

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	American Airlines Group, Inc.	7/20/2021	Pay	(0.600)% + U.S. Federal Funds	Quarterly	(11,395)	(130,701)		(9,374)
BAML	Analog Devices, Inc.	7/30/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(820,480)	(95,736,128)		(52,440)
GS	Aon plc	3/19/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(1,033,594)	(184,404,945)		(28,834,195)
JPM	Basket of Swaps	7/20/2021	Pay	(0.950)% + U.S. Federal Funds	Quarterly	(81,360)	(9,194,184)		(116,100)
GS	BorgWarner, Inc.	5/11/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(864,712)	(27,286,839)		(6,212,444)
GS	The Charles Schwab Corporation	12/5/2020	Pay	(0.350)% + U.S. Federal Funds	Monthly	(3,206,976)	(135,039,474)		18,837,259
GS	Chevron Corporation	8/17/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(36,894)	(3,348,131)		691,453
GS	Evolution Gaming Group AB	6/30/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(171,932)	(11,167,706)		(251,837)
BAML	Just Eat Takeaway	8/27/2021	Pay	(0.350)% + 1 Month U.S. LIBOR	Monthly	(783,475)	(85,924,336)		(2,208,055)
GS	Morgan Stanley	2/28/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(3,259,873)	(138,741,024)		(18,878,668)
JPM	Morgan Stanely	7/20/2021	Pay	(0.600)% + U.S. Federal Funds	Quarterly	(8,680)	(450,145)		30,363
BAML	Peugeot S.A.	11/14/2020	Pay	(0.350)% + 1 Month U.S. LIBOR	Monthly	(3,703,176)	(69,570,057)		2,268,629
GS	Sunrun, Inc.	9/8/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(188,956)	(11,588,262)		(2,975,154)
BAML	Teladoc Health, Inc.	8/11/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(212,419)	(41,154,313)		(5,417,832)
JPM	Unilever N.V.	8/6/2021	Pay	(0.332)% + U.S. Federal Funds	Quarterly	(1,680,685)	(100,151,329)		(3,427,913)
GS	Worldline S.A.	5/21/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(832,876)	(71,292,825)		2,815,442
									$(29,628,381)
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
U.S. Federal Funds	- U.S. Federal Funds Effective Rate

*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.